Loans Receivable - Summary of Loans Receivable (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Loans receivable	$ 7,662,039	$ 8,110,077	$ 4,913,279
Allowance for credit losses	(930,938)	(985,375)	(596,963)	$ (61,319)
Loans receivable, net	$ 6,731,101	$ 7,124,702	$ 4,316,316